WEBs ETF Trust

WEBs QQQ Defined Volatility ETF

Schedule of Investments

July 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 47.8%
United States – 47.8%
Invesco QQQ Trust Series 1(1)	1,370	$942,546
TOTAL EXCHANGE-TRADED FUNDS
(Cost - $853,204)		942,546

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 47.7%
Time Deposits – 47.7%
Citibank, New York, 2.98% 08/03/2026(2)	$939,604	939,604
TOTAL SHORT-TERM INVESTMENTS
(Cost - $939,604)		939,604

TOTAL INVESTMENTS – 95.5%
(Cost - $1,792,808)		1,882,150
OTHER ASSETS LESS LIABILITIES – 4.5%		87,688
NET ASSETS – 100.0%		$1,969,838

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Invesco QQQ Trust Series 1	OBFR + 1.25%	Varies(3)	USD	815	03/02/2027	$89,139

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate